Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS/LAUREL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000819940
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
Dreyfus Bond Market Index Fund (Prospectus Summary) | Dreyfus Bond Market Index Fund | BASIC Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBIRX
Dreyfus Bond Market Index Fund (Prospectus Summary) | Dreyfus Bond Market Index Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBMIX
Dreyus Disciplined Stock Fund (Prospectus Summary) | Dreyus Disciplined Stock Fund | Dreyus Disciplined Stock Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDSTX
Dreyfus Money Market Reserves (Prospectus Summary) | Dreyfus Money Market Reserves | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPOXX
Dreyfus Money Market Reserves (Prospectus Summary) | Dreyfus Money Market Reserves | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPIXX
Dreyfus U.S. Treasury Reserves (Prospectus Summary) | Dreyfus U.S. Treasury Reserves | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DUTXX
Dreyfus U.S. Treasury Reserves (Prospectus Summary) | Dreyfus U.S. Treasury Reserves | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DUIXX
Dreyfus AMT-Free Municipal Reserves (First Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTMXX
Dreyfus AMT-Free Municipal Reserves (First Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLTXX
Dreyfus AMT-Free Municipal Reserves (Second Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBXX
Dreyfus AMT-Free Municipal Reserves (Third Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves | BASIC Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLRXX
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTMGX
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPTMX
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPTAX
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPTRX
Dreyfus BASIC S&P 500 Stock Index Fund (Prospectus Summary) | Dreyfus BASIC S&P 500 Stock Index Fund | Dreyfus BASIC S&P 500 Stock Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSPIX
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSVAX
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSVBX
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSVCX
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSVRX
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSTAX
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSTCX
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSTRX

Dreyfus Bond Market Index Fund (Prospectus Summary) | Dreyfus Bond Market Index Fund
Fund Summary
Investment Objective
The fund seeks to match the total return of the Barclays Capital U.S. Aggregate Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Bond Market Index Fund		BASIC Shares	Investor Shares
Management fees		0.15%	0.15%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses		none	none
Total annual fund operating expenses		0.15%	0.40%
Fee waiver and/or expense reimbursement	[1]	none	none
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.15%	0.40%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has further agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of less than 0.01% for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus Bond Market Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BASIC Shares	15	48	85	192
Investor Shares	41	128	224	505

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
30.02% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds that are included in the
Barclays Capital U.S. Aggregate Index. In seeking to match index performance, the manager uses a passive management approach and purchases all or a representative sample of the bonds comprising the Barclays Capital U.S.
Aggregate Index. Because the fund has expenses, performance will tend to be slightly lower than that of the index. To maintain liquidity, the fund may invest up to 20% of its assets in various short-term, fixed-income securities and money market instruments. The fund attempts to have a correlation between its performance and that of the Barclays Capital U.S. Aggregate Index of at least .95 before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund's investments are selected by a "sampling" process, which is a statistical process used to select bonds so that the fund has investment characteristics that closely approximate those of the index. By using this sampling process, the fund typically will not invest in all of the securities in the index.

The Barclays Capital U.S. Aggregate Index is a broad-based, unmanaged index that covers the U.S. dollar-denominated, investment grade (Baa/BBB or higher), fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, U.S. government-related, corporate, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities sectors. Most of the bonds in the index are issued by the U.S. Treasury and other U.S. government and agency issuers. Barclays Capital is not affiliated with the fund, and it does not sell or endorse the fund, nor does it guarantee the performance of the fund or the index.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

o Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party
(such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

o Asset-backed securities risk. General downturns in the economy could cause the value of asset-backed securities to fall. In addition, asset-backed securities present certain risks that are not presented by mortgage-backed securities.
Primarily, these securities may provide the fund with a less effective security interest in the related collateral than do mortgage-backed securities.
Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the
U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.
In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's BASIC shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%) -- BASIC Shares

Best Quarter Q4, 2008: 5.14% Worst Quarter Q2, 2004: -2.44%
After-tax performance is shown only for BASIC shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11) Share Class
Average Annual Total Returns Dreyfus Bond Market Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BASIC Shares	BASIC Shares returns before taxes	7.69%	6.31%	5.57%
BASIC Shares After Taxes on Distributions	BASIC Shares returns after taxes on distributions	6.38%	4.75%	3.90%
BASIC Shares After Taxes on Distributions and Sales	BASIC Shares returns after taxes on distributions and sale of fund shares	4.97%	4.48%	3.77%
Investor Shares	Investor Shares returns before taxes	7.42%	6.03%	5.30%
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index reflects no deduction for fees, expenses or taxes	7.84%	6.50%	5.78%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
Dreyfus Bond Market Index Fund (Prospectus Summary) | Dreyfus Bond Market Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks to match the total return of the Barclays Capital U.S. Aggregate Index.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
		30.02% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.02%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds that are included in the
Barclays Capital U.S. Aggregate Index. In seeking to match index performance, the manager uses a passive management approach and purchases all or a representative sample of the bonds comprising the Barclays Capital U.S.
Aggregate Index. Because the fund has expenses, performance will tend to be slightly lower than that of the index. To maintain liquidity, the fund may invest up to 20% of its assets in various short-term, fixed-income securities and money market instruments. The fund attempts to have a correlation between its performance and that of the Barclays Capital U.S. Aggregate Index of at least .95 before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund's investments are selected by a "sampling" process, which is a statistical process used to select bonds so that the fund has investment characteristics that closely approximate those of the index. By using this sampling process, the fund typically will not invest in all of the securities in the index.

The Barclays Capital U.S. Aggregate Index is a broad-based, unmanaged index that covers the U.S. dollar-denominated, investment grade (Baa/BBB or higher), fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, U.S. government-related, corporate, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities sectors. Most of the bonds in the index are issued by the U.S. Treasury and other U.S. government and agency issuers. Barclays Capital is not affiliated with the fund, and it does not sell or endorse the fund, nor
		does it guarantee the performance of the fund or the index.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

o Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party
(such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

o Asset-backed securities risk. General downturns in the economy could cause the value of asset-backed securities to fall. In addition, asset-backed securities present certain risks that are not presented by mortgage-backed securities.
Primarily, these securities may provide the fund with a less effective security interest in the related collateral than do mortgage-backed securities.
Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the
U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.
In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at
		its perceived value, which could cause the fund's share price to fall.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future
		results. More recent performance information may be available at www.dreyfus.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- BASIC Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's BASIC shares from year to year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q4, 2008: 5.14% Worst Quarter Q2, 2004: -2.44%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for BASIC shares. After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for BASIC shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement
		accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11) Share Class
Dreyfus Bond Market Index Fund (Prospectus Summary) | Dreyfus Bond Market Index Fund | Barclays Capital U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Dreyfus Bond Market Index Fund (Prospectus Summary) | Dreyfus Bond Market Index Fund | BASIC Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.15%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	15
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	192
Annual Return 2002	rr_AnnualReturn2002	10.05%
Annual Return 2003	rr_AnnualReturn2003	3.75%
Annual Return 2004	rr_AnnualReturn2004	4.15%
Annual Return 2005	rr_AnnualReturn2005	2.18%
Annual Return 2006	rr_AnnualReturn2006	4.17%
Annual Return 2007	rr_AnnualReturn2007	7.06%
Annual Return 2008	rr_AnnualReturn2008	5.84%
Annual Return 2009	rr_AnnualReturn2009	4.74%
Annual Return 2010	rr_AnnualReturn2010	6.25%
Annual Return 2011	rr_AnnualReturn2011	7.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.44%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BASIC Shares returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.57%
Dreyfus Bond Market Index Fund (Prospectus Summary) | Dreyfus Bond Market Index Fund | BASIC Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BASIC Shares returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.90%
Dreyfus Bond Market Index Fund (Prospectus Summary) | Dreyfus Bond Market Index Fund | BASIC Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BASIC Shares returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.77%
Dreyfus Bond Market Index Fund (Prospectus Summary) | Dreyfus Bond Market Index Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.40%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	505
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Shares returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.30%

[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has further agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of less than 0.01% for the past fiscal year).

Dreyus Disciplined Stock Fund (Prospectus Summary) | Dreyus Disciplined Stock Fund
Fund Summary
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dreyus Disciplined Stock Fund
Management fees		0.90%
Distribution and/or service (Rule 12b-1) fees		0.10%
Other expenses		0.01%
Total annual fund operating expenses		1.01%
Fee waiver and/or expense reimbursement	[1]	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.00%
[1]	The Dreyfus Corporation has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dreyus Disciplined Stock Fund	102	318	552	1,225

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
84.19% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund focuses on stocks of large-cap companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's 500®
Composite Stock Price Index (S&P 500®).

In selecting securities, the fund's portfolio managers use a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristic, including:

• Value, or how a stock is priced relative to its perceived intrinsic worth

• Growth, in this case the sustainability or growth or earnings

• Financial profile, which measures the financial health of the company

The model screens each stock for relative attractiveness within its economic sector and industry and, based on fundamental analysis, the fund's portfolio managers generally select the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Stock selection risk. Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile generally similar to the S&P 500, the fund is expected to hold fewer securities than the index. Owning fewer securities and having the ability to purchase companies not listed in the index can cause the fund to underperform the index.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.
The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.
The bar chart shows changes in the performance of the fund's shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q3, 2009: 18.22% Worst Quarter Q4, 2008: -22.00%
After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Dreyus Disciplined Stock Fund	Fund returns before taxes	(6.30%)	(1.27%)	1.67%
Dreyus Disciplined Stock Fund After Taxes on Distributions	Fund returns after taxes on distributions	(6.41%)	(1.79%)	1.20%
Dreyus Disciplined Stock Fund After Taxes on Distributions and Sales	Fund returns after taxes on distributions and sale of fund shares	(3.93%)	(1.12%)	1.40%
Dreyus Disciplined Stock Fund S&P 500® Index	S&P 500® Index reflects no deduction for fees, expenses or taxes	2.09%	(0.25%)	2.92%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
Dreyus Disciplined Stock Fund (Prospectus Summary) | Dreyus Disciplined Stock Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
		84.19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.19%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund focuses on stocks of large-cap companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's 500®
Composite Stock Price Index (S&P 500®).

In selecting securities, the fund's portfolio managers use a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristic, including:

• Value, or how a stock is priced relative to its perceived intrinsic worth

• Growth, in this case the sustainability or growth or earnings

• Financial profile, which measures the financial health of the company

The model screens each stock for relative attractiveness within its economic sector and industry and, based on fundamental analysis, the fund's portfolio managers generally select the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street
		research, and company management.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Stock selection risk. Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile generally similar to the S&P 500, the fund is expected to hold fewer securities than the index. Owning fewer securities and having the ability to purchase companies not listed in the index can cause the fund to underperform the index.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already
		undervalued.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.
The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
		www.dreyfus.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's shares from year to year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q3, 2009: 18.22% Worst Quarter Q4, 2008: -22.00%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or
		individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11)
Dreyus Disciplined Stock Fund (Prospectus Summary) | Dreyus Disciplined Stock Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Dreyus Disciplined Stock Fund (Prospectus Summary) | Dreyus Disciplined Stock Fund | Dreyus Disciplined Stock Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,225
Annual Return 2002	rr_AnnualReturn2002	(22.93%)
Annual Return 2003	rr_AnnualReturn2003	23.23%
Annual Return 2004	rr_AnnualReturn2004	7.74%
Annual Return 2005	rr_AnnualReturn2005	6.26%
Annual Return 2006	rr_AnnualReturn2006	15.74%
Annual Return 2007	rr_AnnualReturn2007	8.91%
Annual Return 2008	rr_AnnualReturn2008	(37.83%)
Annual Return 2009	rr_AnnualReturn2009	26.30%
Annual Return 2010	rr_AnnualReturn2010	17.06%
Annual Return 2011	rr_AnnualReturn2011	(6.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.30%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.27%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.67%
Dreyus Disciplined Stock Fund (Prospectus Summary) | Dreyus Disciplined Stock Fund | Dreyus Disciplined Stock Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.79%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.20%
Dreyus Disciplined Stock Fund (Prospectus Summary) | Dreyus Disciplined Stock Fund | Dreyus Disciplined Stock Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.12%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.40%

[1]	The Dreyfus Corporation has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Dreyfus Money Market Reserves (Prospectus Summary) | Dreyfus Money Market Reserves
Fund Summary
Investment Objective
The fund seeks a high level of current income consistent with stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Money Market Reserves		Class R Shares	Investor Shares
Management fees		0.50%	0.50%
Distribution (Rule 12b-1) fees		none	0.20%
Other expenses		0.01%	0.01%
Total annual fund operating expenses		0.51%	0.71%
Fee waiver and/or expense reimbursement	[1]	(0.01%)	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.50%	0.70%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus Money Market Reserves (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R Shares	51	160	280	628
Investor Shares	72	224	390	871

Principal Investment Strategy
As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including securities issued or guaranteed as to principal and interest by the
U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptance and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches, repurchase agreements, including tri-party agreements, asset-backed securities and domestic and foreign commercial paper and other short-term corporate obligations.
Principal Risks
An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

o Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Class R shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class R shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class R Shares

Best Quarter Q3, 2006: 1.24% Worst Quarter Q3, 2011: 0.00%
Average Annual Total Returns as of 12/31/11 Share Class
Average Annual Total Returns Dreyfus Money Market Reserves	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R Shares	Class R Shares	none	1.51%	1.82%
Investor Shares	Investor Shares	none	1.41%	1.67%

For the fund's current yield, call toll free 1-800-DREYFUS (inside the U.S. only).

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
Dreyfus Money Market Reserves (Prospectus Summary) | Dreyfus Money Market Reserves
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income consistent with stability of principal.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including securities issued or guaranteed as to principal and interest by the
U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptance and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches, repurchase agreements, including tri-party agreements, asset-backed securities and domestic and foreign commercial paper and other short-term corporate
		obligations.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

o Repurchase agreement counterparty risk. The risk that a counterparty in a
		repurchase agreement could fail to honor the terms of its agreement.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Class R shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance
		information may be available at www.dreyfus.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class R Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class R shares from year to year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q3, 2006: 1.24% Worst Quarter Q3, 2011: 0.00%
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	For the fund's current yield, call toll free 1-800-DREYFUS (inside the U.S. only).
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11 Share Class
Dreyfus Money Market Reserves (Prospectus Summary) | Dreyfus Money Market Reserves | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2002	rr_AnnualReturn2002	1.60%
Annual Return 2003	rr_AnnualReturn2003	0.74%
Annual Return 2004	rr_AnnualReturn2004	0.90%
Annual Return 2005	rr_AnnualReturn2005	2.78%
Annual Return 2006	rr_AnnualReturn2006	4.67%
Annual Return 2007	rr_AnnualReturn2007	4.89%
Annual Return 2008	rr_AnnualReturn2008	2.52%
Annual Return 2009	rr_AnnualReturn2009	0.21%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.82%
Dreyfus Money Market Reserves (Prospectus Summary) | Dreyfus Money Market Reserves | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	871
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.67%

[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Dreyfus U.S. Treasury Reserves (Prospectus Summary) | Dreyfus U.S. Treasury Reserves
Fund Summary
Investment Objective
The fund seeks a high level of current income consistent with stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus U.S. Treasury Reserves		Class R Shares	Investor Shares
Management fees		0.50%	0.50%
Distribution (Rule 12b-1) fees		none	0.20%
Other expenses		none	0.01%
Total annual fund operating expenses		0.50%	0.71%
Fee waiver and/or expense reimbursement	[1]	none	(0.01%)
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)		0.50%	0.70%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of less than .01% for Class R shares and .01% for Investor shares for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus U.S. Treasury Reserves (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R Shares	51	160	280	628
Investor Shares	72	224	390	871

Principal Investment Strategy
As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the fund normally invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by these obligations.
Principal Risks
An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Class R shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class R shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class R Shares

Best Quarter Q4, 2006: 1.14% Worst Quarter Q3, 2011: 0.00%
Average Annual Total Returns as of 12/31/11 Share Class
Average Annual Total Returns Dreyfus U.S. Treasury Reserves	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R Shares	Class R Shares	none	1.11%	1.52%
Investor Shares	Investor Shares	none	1.04%	1.38%

For the fund's current yield, call toll free 1-800-DREYFUS (inside the U.S. only).

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
Dreyfus U.S. Treasury Reserves (Prospectus Summary) | Dreyfus U.S. Treasury Reserves
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income consistent with stability of principal.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the fund normally invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by these
		obligations.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Repurchase agreement counterparty risk. The risk that a counterparty in a
		repurchase agreement could fail to honor the terms of its agreement.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Class R shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance
		information may be available at www.dreyfus.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class R Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class R shares from year to year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q4, 2006: 1.14% Worst Quarter Q3, 2011: 0.00%
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	For the fund's current yield, call toll free 1-800-DREYFUS (inside the U.S. only).
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11 Share Class
Dreyfus U.S. Treasury Reserves (Prospectus Summary) | Dreyfus U.S. Treasury Reserves | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2002	rr_AnnualReturn2002	1.32%
Annual Return 2003	rr_AnnualReturn2003	0.64%
Annual Return 2004	rr_AnnualReturn2004	0.77%
Annual Return 2005	rr_AnnualReturn2005	2.58%
Annual Return 2006	rr_AnnualReturn2006	4.40%
Annual Return 2007	rr_AnnualReturn2007	4.40%
Annual Return 2008	rr_AnnualReturn2008	1.23%
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.52%
Dreyfus U.S. Treasury Reserves (Prospectus Summary) | Dreyfus U.S. Treasury Reserves | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	871
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.38%

[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of less than .01% for Class R shares and .01% for Investor shares for the past fiscal year).

Dreyfus AMT-Free Municipal Reserves (First Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves
Fund Summary
Investment Objective
The fund seeks a high level of current income consistent with stability of principal, that is exempt from federal income tax.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus AMT-Free Municipal Reserves		Class R Shares	Investor Shares
Management fees		0.50%	0.50%
Distribution (Rule 12b-1) fees		none	0.20%
Other expenses		0.01%	0.01%
Total annual fund operating expenses		0.51%	0.71%
Fee waiver and/or expense reimbursement	[1]	(0.01%)	(0.01%)
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)		0.50%	0.70%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus AMT-Free Municipal Reserves (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R Shares	51	160	280	628
Investor Shares	72	224	390	871

Principal Investment Strategy
As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax and the federal alternative minimum tax.
The fund's investments may include municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income tax, the fund temporarily may invest in high quality, taxable money market instruments, including when the portfolio manager believes acceptable municipal obligations are not available for investment.
Principal Risks
An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

o Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

o Municipal lease risk. Because municipal leases generally are backed by revenues from a particular source or depend on future appropriations by municipalities and are not obligations of their issuers, they are less secure than most municipal obligations.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Class R shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class R shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class R Shares

Best Quarter Q3, 2007: 0.83% Worst Quarter Q4, 2011: 0.00%
Average Annual Total Returns as of 12/31/11 Share Class
Average Annual Total Returns Dreyfus AMT-Free Municipal Reserves	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R Shares	Class R Shares	none	1.22%	1.33%
Investor Shares	Investor Shares	none	1.10%	1.17%

For the fund's current yield, call toll free 1-800-DREYFUS (inside the U.S. only).

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
Dreyfus AMT-Free Municipal Reserves (First Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income consistent with stability of principal, that is exempt from federal income tax.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax and the federal alternative minimum tax.
The fund's investments may include municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income tax, the fund temporarily may invest in high quality, taxable money market instruments, including when the portfolio manager believes acceptable municipal obligations
		are not available for investment.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

o Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

o Municipal lease risk. Because municipal leases generally are backed by revenues from a particular source or depend on future appropriations by municipalities and are not obligations of their issuers, they are less secure
		than most municipal obligations.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Class R shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance
		information may be available at www.dreyfus.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class R Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class R shares from year to year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q3, 2007: 0.83% Worst Quarter Q4, 2011: 0.00%
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	For the fund's current yield, call toll free 1-800-DREYFUS (inside the U.S. only).
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11 Share Class
Dreyfus AMT-Free Municipal Reserves (First Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2002	rr_AnnualReturn2002	1.01%
Annual Return 2003	rr_AnnualReturn2003	0.59%
Annual Return 2004	rr_AnnualReturn2004	0.72%
Annual Return 2005	rr_AnnualReturn2005	1.91%
Annual Return 2006	rr_AnnualReturn2006	2.98%
Annual Return 2007	rr_AnnualReturn2007	3.25%
Annual Return 2008	rr_AnnualReturn2008	2.29%
Annual Return 2009	rr_AnnualReturn2009	0.57%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.33%
Dreyfus AMT-Free Municipal Reserves (First Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	871
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.17%

[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Dreyfus AMT-Free Municipal Reserves (Second Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves
Fund Summary
Investment Objective
The fund seeks a high level of current income consistent with stability of principal, that is exempt from federal income tax.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dreyfus AMT-Free Municipal Reserves Class B Shares
Management fees		0.50%
Distribution and/or service (Rule 12b-1) fees		0.50%
Other expenses		0.01%
Total annual fund operating expenses		1.01%
Fee waiver and/or expense reimbursement	[1]	(0.01%)
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)		1.00%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dreyfus AMT-Free Municipal Reserves Class B Shares	102	318	552	1,225

Principal Investment Strategy
As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax and the federal alternative minimum tax.
The fund's investments may include municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income tax, the fund temporarily may invest in high quality, taxable money market instruments, including when the portfolio manager believes acceptable municipal obligations are not available for investment.
Principal Risks
An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

o Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

o Municipal lease risk. Because municipal leases generally are backed by revenues from a particular source or depend on future appropriations by municipalities and are not obligations of their issuers, they are less secure than most municipal obligations.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Class B shares over time. The fund's past performance
(before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class B shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q1, 2008: 0.59% Worst Quarter Q4, 2011: 0.00%
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Dreyfus AMT-Free Municipal Reserves Class B Shares	none	0.75%	Jul 2, 2007

For the fund's current yield, call toll free 1-800-DREYFUS (inside the U.S. only).

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
Dreyfus AMT-Free Municipal Reserves (Second Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income consistent with stability of principal, that is exempt from federal income tax.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax and the federal alternative minimum tax.
The fund's investments may include municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income tax, the fund temporarily may invest in high quality, taxable money market instruments, including when the portfolio manager believes acceptable municipal obligations
		are not available for investment.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

o Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

o Municipal lease risk. Because municipal leases generally are backed by revenues from a particular source or depend on future appropriations by municipalities and are not obligations of their issuers, they are less secure
		than most municipal obligations.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Class B shares over time. The fund's past performance
(before and after taxes) is no guarantee of future results. More
		recent performance information may be available at www.dreyfus.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class B shares from year to year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q1, 2008: 0.59% Worst Quarter Q4, 2011: 0.00%
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	For the fund's current yield, call toll free 1-800-DREYFUS (inside the U.S. only).
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
Dreyfus AMT-Free Municipal Reserves (Second Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,225
Annual Return 2008	rr_AnnualReturn2008	1.78%
Annual Return 2009	rr_AnnualReturn2009	0.24%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007

[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Dreyfus AMT-Free Municipal Reserves (Third Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves
Fund Summary
Investment Objective
The fund seeks a high level of current income consistent with stability of principal, that is exempt from federal income tax.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dreyfus AMT-Free Municipal Reserves BASIC Shares
Management fees		0.50%
Other expenses		0.01%
Total annual fund operating expenses		0.51%
Fee waiver and/or expense reimbursement	[1]	(0.01%)
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)		0.50%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dreyfus AMT-Free Municipal Reserves BASIC Shares	51	160	280	628

Principal Investment Strategy
As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax and the federal alternative minimum tax.
The fund's investments may include municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income tax, the fund temporarily may invest in high quality, taxable money market instruments, including when the portfolio manager believes acceptable municipal obligations are not available for investment.
Principal Risks
An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

o Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

o Municipal lease risk. Because municipal leases generally are backed by revenues from a particular source or depend on future appropriations by municipalities and are not obligations of their issuers, they are less secure than most municipal obligations.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's BASIC shares over time. The fund's past performance(before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's BASIC shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q1, 2008: 0.71% Worst Quarter Q4, 2011: 0.00%
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Dreyfus AMT-Free Municipal Reserves BASIC Shares	none	0.99%	Jul 2, 2007

For the fund's current yield, call toll free 1-800-DREYFUS (inside the U.S. only).

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
Dreyfus AMT-Free Municipal Reserves (Third Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income consistent with stability of principal, that is exempt from federal income tax.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax and the federal alternative minimum tax.
The fund's investments may include municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income tax, the fund temporarily may invest in high quality, taxable money market instruments, including when the portfolio manager believes acceptable municipal obligations
		are not available for investment.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

o Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

o Municipal lease risk. Because municipal leases generally are backed by revenues from a particular source or depend on future appropriations by municipalities and are not obligations of their issuers, they are less secure
		than most municipal obligations.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's BASIC shares over time. The fund's past performance(before and after taxes) is no guarantee of future results. More recent performance
		information may be available at www.dreyfus.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's BASIC shares from year to year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q1, 2008: 0.71% Worst Quarter Q4, 2011: 0.00%
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	For the fund's current yield, call toll free 1-800-DREYFUS (inside the U.S. only).
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
Dreyfus AMT-Free Municipal Reserves (Third Prospectus Summary) | Dreyfus AMT-Free Municipal Reserves | BASIC Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2008	rr_AnnualReturn2008	2.29%
Annual Return 2009	rr_AnnualReturn2009	0.57%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007

[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation consistent with minimizing realized capital gains and taxable current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 8 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Tax Managed Growth Fund	Class A	Class B	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	4.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Tax Managed Growth Fund		Class A	Class B	Class C	Class I
Management fees		1.10%	1.10%	1.10%	1.10%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses		1.36%	2.11%	2.11%	1.11%
Fee waiver and/or expense reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.35%	2.10%	2.10%	1.10%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus Tax Managed Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	705	978	1,272	2,105
Class B	613	958	1,329	2,064
Class C	313	658	1,129	2,431
Class I	112	350	606	1,340

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Tax Managed Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	705	978	1,272	2,105
Class B	213	658	1,129	2,064
Class C	213	658	1,129	2,431
Class I	112	350	606	1,340

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
15.10% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and employs a tax-managed strategy, which is an approach to managing a fund that seeks to reduce current tax liabilities. The fund seeks to minimize taxable distributions, particularly short-term capital gains and current income, which are taxed at a higher rate than long-term capital gains. For example, when selling securities, the fund generally will select those shares bought at the highest price to minimize capital gains. When this would produce short-term capital gains, however, the fund may sell those highest-cost shares with a long-term holding period.

The fund focuses on "blue chip" companies with market capitalizations exceeding
$5 billion at the time of purchase, including multinational companies.
Multinational companies are large, established, globally managed companies that may be subject to certain of the risks involved in investing in foreign securities. In choosing stocks, the fund's portfolio managers first identify economic sectors that they believe will expand over the next three to five years or longer. Using fundamental analysis, the fund's portfolio managers then seek companies within these sectors that have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund's portfolio managers also are alert to companies which they consider undervalued in terms of current earnings, assets or growth prospects.

The fund attempts to enhance after-tax returns by minimizing its annual taxable distributions to shareholders. To do so, the fund employs a "buy-and hold"
investment strategy, which generally has resulted in an annual portfolio turnover rate of below 15%.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Blue chip risk. By focusing on large capitalization, high quality stocks, the fund may underperform funds that invest in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q2, 2009: 12.36% Worst Quarter Q4, 2008: -17.63%
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The performance figures for the fund's Class I shares for periods prior to May
14, 2004 reflect the performance of the fund's Class A shares, adjusted for
Class A's applicable sales charge. Such performance figures have not been adjusted, however, to reflect applicable class fees and expenses.
Average Annual Total Returns (as of 12/31/11) Class (Inception Date)
Average Annual Total Returns Dreyfus Tax Managed Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	Class A returns before taxes	2.93%	0.96%	2.53%	Nov 4, 1997
Class B	Class B returns before taxes	4.36%	1.02%	2.68%	Nov 4, 1997
Class C	Class C returns before taxes	7.38%	1.40%	2.37%	Nov 4, 1997
Class I	Class I returns before taxes	9.51%	2.42%	3.33%	May 14, 2004
After Taxes on Distributions Class A	Class A returns after taxes on distributions	2.74%	0.73%	2.35%	Nov 4, 1997
After Taxes on Distributions and Sales Class A	Class A returns after taxes on distributions and sale of fund shares	2.15%	0.79%	2.15%	Nov 4, 1997
S&P 500® Index	S&P 500® Index reflects no deduction for fees, expenses or taxes	2.09%	(0.25%)	2.92%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation consistent with minimizing realized capital gains and taxable current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 8 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if
		redeemed within one year.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
		15.10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.10%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and employs a tax-managed strategy, which is an approach to managing a fund that seeks to reduce current tax liabilities. The fund seeks to minimize taxable distributions, particularly short-term capital gains and current income, which are taxed at a higher rate than long-term capital gains. For example, when selling securities, the fund generally will select those shares bought at the highest price to minimize capital gains. When this would produce short-term capital gains, however, the fund may sell those highest-cost shares with a long-term holding period.

The fund focuses on "blue chip" companies with market capitalizations exceeding
$5 billion at the time of purchase, including multinational companies.
Multinational companies are large, established, globally managed companies that may be subject to certain of the risks involved in investing in foreign securities. In choosing stocks, the fund's portfolio managers first identify economic sectors that they believe will expand over the next three to five years or longer. Using fundamental analysis, the fund's portfolio managers then seek companies within these sectors that have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund's portfolio managers also are alert to companies which they consider undervalued in terms of current earnings, assets or growth prospects.

The fund attempts to enhance after-tax returns by minimizing its annual taxable distributions to shareholders. To do so, the fund employs a "buy-and hold"
investment strategy, which generally has resulted in an annual portfolio
		turnover rate of below 15%.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Blue chip risk. By focusing on large capitalization, high quality stocks, the fund may underperform funds that invest in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal
		standards.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future
		results. More recent performance information may be available at www.dreyfus.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart,
		and if those charges were included, returns would have been less than those shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q2, 2009: 12.36% Worst Quarter Q4, 2008: -17.63%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The performance figures for the fund's Class I shares for periods prior to May
14, 2004 reflect the performance of the fund's Class A shares, adjusted for
Class A's applicable sales charge. Such performance figures have not been
		adjusted, however, to reflect applicable class fees and expenses.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11) Class (Inception Date)
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	978
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,272
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	705
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	978
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,272
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,105
Annual Return 2002	rr_AnnualReturn2002	(18.10%)
Annual Return 2003	rr_AnnualReturn2003	19.60%
Annual Return 2004	rr_AnnualReturn2004	3.44%
Annual Return 2005	rr_AnnualReturn2005	3.69%
Annual Return 2006	rr_AnnualReturn2006	16.43%
Annual Return 2007	rr_AnnualReturn2007	5.54%
Annual Return 2008	rr_AnnualReturn2008	(30.57%)
Annual Return 2009	rr_AnnualReturn2009	20.29%
Annual Return 2010	rr_AnnualReturn2010	15.61%
Annual Return 2011	rr_AnnualReturn2011	9.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.63%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 1997
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 1997
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 1997
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.11%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	613
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,329
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,064
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,064
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 1997
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.11%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,431
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 1997
Dreyfus Tax Managed Growth Fund (Prospectus Summary) | Dreyfus Tax Managed Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	606
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2004

[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Dreyfus BASIC S&P 500 Stock Index Fund (Prospectus Summary) | Dreyfus BASIC S&P 500 Stock Index Fund
Fund Summary
Investment Objective
The fund seeks to match the total return of the Standard & Poor's 500® Composite Stock Price Index (S&P 500®).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dreyfus BASIC S&P 500 Stock Index Fund
Management fees		0.20%
Other expenses		0.01%
Total annual fund operating expenses		0.21%
Fee waiver and/or expense reimbursement	[1]	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.20%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in the amount equal to the fund's allocable portion of fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dreyfus BASIC S&P 500 Stock Index Fund	20	64	113	255

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2.12% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 95% of its total assets in common stocks included in the S&P 500®. To replicate index performance, the fund's portfolio managers use a passive management approach and purchase all or a representative sample of securities comprising the S&P 500®. The fund may also use stock index futures as a substitute for the sale or purchase of securities. Because the fund has expenses, performance will tend to be slightly lower than that of the S&P 500®. The fund attempts to have a correlation between its performance and that of the S&P 500® of at least .95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index. The S&P 500® is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each company's stock is weighted by the number of available float shares
(i.e., those shares available to investors) divided by the total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q2, 2009: 15.95% Worst Quarter Q4, 2008: -22.00%
After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Dreyfus BASIC S&P 500 Stock Index Fund	Fund returns before taxes	1.98%	(0.36%)	2.75%
Dreyfus BASIC S&P 500 Stock Index Fund After Taxes on Distributions	Fund returns after taxes on distributions	1.68%	(0.72%)	2.40%
Dreyfus BASIC S&P 500 Stock Index Fund After Taxes on Distributions and Sales	Fund returns after taxes on distributions and sale of fund shares	1.65%	(0.36%)	2.29%
Dreyfus BASIC S&P 500 Stock Index Fund S&P 500® Index	S&P 500® Index reflects no deduction for fees, expenses or taxes	2.09%	(0.25%)	2.92%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
Dreyfus BASIC S&P 500 Stock Index Fund (Prospectus Summary) | Dreyfus BASIC S&P 500 Stock Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks to match the total return of the Standard & Poor's 500® Composite Stock Price Index (S&P 500®).
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's
		portfolio turnover rate was 2.12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.12%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 95% of its total assets in common stocks included in the S&P 500®. To replicate index performance, the fund's portfolio managers use a passive management approach and purchase all or a representative sample of securities comprising the S&P 500®. The fund may also use stock index futures as a substitute for the sale or purchase of securities. Because the fund has expenses, performance will tend to be slightly lower than that of the S&P 500®. The fund attempts to have a correlation between its performance and that of the S&P 500® of at least .95, before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index. The S&P 500® is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each company's stock is weighted by the number of available float shares
(i.e., those shares available to investors) divided by the total shares outstanding, which means larger companies with more available float shares have greater representation in the
		index than smaller ones.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index
		and the timing of purchases and redemptions of fund shares.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may
		be available at www.dreyfus.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's shares from year to year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q2, 2009: 15.95% Worst Quarter Q4, 2008: -22.00%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement
		accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11)
Dreyfus BASIC S&P 500 Stock Index Fund (Prospectus Summary) | Dreyfus BASIC S&P 500 Stock Index Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Dreyfus BASIC S&P 500 Stock Index Fund (Prospectus Summary) | Dreyfus BASIC S&P 500 Stock Index Fund | Dreyfus BASIC S&P 500 Stock Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.21%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	255
Annual Return 2002	rr_AnnualReturn2002	(22.29%)
Annual Return 2003	rr_AnnualReturn2003	28.40%
Annual Return 2004	rr_AnnualReturn2004	10.63%
Annual Return 2005	rr_AnnualReturn2005	4.75%
Annual Return 2006	rr_AnnualReturn2006	15.55%
Annual Return 2007	rr_AnnualReturn2007	5.33%
Annual Return 2008	rr_AnnualReturn2008	(37.12%)
Annual Return 2009	rr_AnnualReturn2009	26.52%
Annual Return 2010	rr_AnnualReturn2010	14.93%
Annual Return 2011	rr_AnnualReturn2011	1.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.36%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.75%
Dreyfus BASIC S&P 500 Stock Index Fund (Prospectus Summary) | Dreyfus BASIC S&P 500 Stock Index Fund | Dreyfus BASIC S&P 500 Stock Index Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.72%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.40%
Dreyfus BASIC S&P 500 Stock Index Fund (Prospectus Summary) | Dreyfus BASIC S&P 500 Stock Index Fund | Dreyfus BASIC S&P 500 Stock Index Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.36%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.29%

[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in the amount equal to the fund's allocable portion of fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year).

Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund
Fund Summary
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of
Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 9 of the Prospectus and in the
How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Small Cap Fund	Class A	Class B	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	4.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Small Cap Fund		Class A	Class B	Class C	Class I
Management fees		1.25%	1.25%	1.25%	1.25%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.01%	none	0.01%	0.01%
Total annual fund operating expenses		1.51%	2.25%	2.26%	1.26%
Fee waiver and/or expense reimbursement	[1]	(0.01%)	none	(0.01%)	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.50%	2.25%	2.25%	1.25%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for Class A, Class C and Class I shares and less than .01% for Class B shares for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus Small Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	719	1,022	1,346	2,263
Class B	628	1,003	1,405	2,223
Class C	328	703	1,205	2,585
Class I	127	397	686	1,511

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Small Cap Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	719	1,022	1,346	2,263
Class B	228	703	1,205	2,223
Class C	228	703	1,205	2,585
Class I	127	397	686	1,511

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 93.87% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of small-cap companies. The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Index, the fund's benchmark, at the time of purchase. This range may fluctuate depending on changes in the value of the stock market as a whole. Stocks are selected for the fund's portfolio based primarily on bottom-
up fundamental analysis. The fund's portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. The fund's portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund's portfolio to reflect new developments.

In general, the fund's portfolio managers seek exposure to securities and sectors that are perceived to be attractive from a valuation and fundamental standpoint. The fund's sector weightings and risk characteristics are a result of bottom-up fundamental analysis and may vary from those of the Russell 2000® Index at any given time.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factorsthat affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes)
is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com. The fund was managed pursuant to a different investment strategy before
April 2010. Therefore, the performance shown below  for periods prior to April 2010 is not necessarily indicative of how the fund would have performed pursuant to its current investment strategy.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q2, 2003:25.36% Worst Quarter Q3,2011: -30.01%
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11) Class
Average Annual Total Returns Dreyfus Small Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A returns before taxes	(19.32%)	(6.49%)	3.85%
Class B	Class B returns before taxes	(18.44%)	(6.39%)	4.01%
Class C	Class C returns before taxes	(15.88%)	(6.07%)	3.69%
Class I	Class I returns before taxes	(14.19%)	(5.14%)	4.74%
After Taxes on Distributions Class A	Class A returns after taxes on distributions	(19.32%)	(7.26%)	2.87%
After Taxes on Distributions and Sales Class A	Class A returns after taxes on distributions and sale of fund shares	(12.56%)	(5.59%)	3.04%
Russell 2000® Index	Russell 2000® Index reflects no deduction for fees, expenses or taxes	(4.18%)	0.15%	5.62%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of
Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 9 of the Prospectus and in the
How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million
		or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's
		portfolio turnover rate was 93.87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.87%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of small-cap companies. The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Index, the fund's benchmark, at the time of purchase. This range may fluctuate depending on changes in the value of the stock market as a whole. Stocks are selected for the fund's portfolio based primarily on bottom-
up fundamental analysis. The fund's portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. The fund's portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund's portfolio to reflect new developments.

In general, the fund's portfolio managers seek exposure to securities and sectors that are perceived to be attractive from a valuation and fundamental standpoint. The fund's sector weightings and risk characteristics are a result of bottom-up fundamental analysis and may
		vary from those of the Russell 2000® Index at any given time.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factorsthat affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which
		could cause the fund's share price to fall.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes)
is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com. The fund was managed pursuant to a different investment strategy before
April 2010. Therefore, the performance shown below  for periods prior to April 2010 is not necessarily indicative of how the fund would have performed pursuant to its current
		investment strategy.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were
		included, returns would have been less than those shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q2, 2003:25.36% Worst Quarter Q3,2011: -30.01%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements
		such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11) Class
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Russell 2000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,022
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,346
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,263
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	719
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,022
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,346
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,263
Annual Return 2002	rr_AnnualReturn2002	(5.60%)
Annual Return 2003	rr_AnnualReturn2003	47.36%
Annual Return 2004	rr_AnnualReturn2004	25.34%
Annual Return 2005	rr_AnnualReturn2005	3.09%
Annual Return 2006	rr_AnnualReturn2006	13.53%
Annual Return 2007	rr_AnnualReturn2007	(8.81%)
Annual Return 2008	rr_AnnualReturn2008	(35.89%)
Annual Return 2009	rr_AnnualReturn2009	16.35%
Annual Return 2010	rr_AnnualReturn2010	30.30%
Annual Return 2011	rr_AnnualReturn2011	(14.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.01%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.32%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.49%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.85%
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.32%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.26%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.87%
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.59%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.04%
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	628
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,003
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,405
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,223
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,223
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.39%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.01%
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,205
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,585
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,585
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.88%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.07%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.69%
Dreyfus Small Cap Fund (Prospectus Summary) | Dreyfus Small Cap Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.19%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.74%

[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Dreyfus Corporation has agreed to reduce its fees in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for Class A, Class C and Class I shares and less than .01% for Class B shares for the past fiscal year).

Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund
Fund Summary
Investment Objective
The fund seeks to maximize total return through capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 11 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Opportunistic Fixed Income Fund	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Opportunistic Fixed Income Fund		Class A	Class C	Class I
Management fees		0.60%	0.60%	0.60%
Distribution (Rule 12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		0.84%	0.87%	0.63%
Total annual fund operating expenses		1.44%	2.22%	1.23%
Fee waiver and/or expense reimbursement	[1]	(0.34%)	(0.37%)	(0.38%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.10%	1.85%	0.85%
[1]	The Dreyfus Corporation has contractually agreed, until March 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .85%. On or after March 1, 2013, The Dreyfus Corporation may terminate this expense waiver at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus Opportunistic Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	557	853	1,171	2,069
Class C	288	659	1,156	2,526
Class I	87	353	639	1,455

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Opportunistic Fixed Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	557	853	1,171	2,069
Class C	188	659	1,156	2,526
Class I	87	353	639	1,455

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
309.54% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The fund's portfolio managers typically allocate the fund's assets among the following sectors of the fixed-income market: (i) below investment grade (high yield) sector, (ii) the U.S. government, investment grade corporate, mortgage and asset-backed sectors, (iii) the foreign debt securities of developed markets sector, and (iv) the foreign debt securities of emerging markets sector. The fund's portfolio managers normally allocate 0% to 70% of the fund's net assets in each of these four categories of market sectors.

The fund's portfolio managers utilize a blend of quantitative and fundamental analysis to construct what they consider to be a "best ideas" fixed-income portfolio, seeking to capitalize on the perceived inefficiencies across the full spectrum of the global fixed-income market at any given time. Using fundamental analysis, the portfolio managers seek to identify individual securities with high current income, as well as appreciation potential, based on relative value, credit upgrade probability and other metrics. The portfolio managers also conduct extensive research into the credit history and current financial strength of the issuers of these securities.

Although the fund may invest in or have investment exposure to individual bonds of any maturity or duration, and there are no restrictions on the dollar-weighted average maturity of the fund's portfolio, the average effective duration of the fund's portfolio typically will range between zero and seven years.

The fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risks, or as part of a hedging strategy.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. The instruments in which the fund invests may have ratings that are below investment grade ("high yield" or "junk" bonds). High yield bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general. Failure of an issuer or guarantor of a fixed income security, or the counterparty to a derivatives transaction, to make timely interest or principal payments or otherwise honor its obligations could cause the fund to lose money.

o Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party
(such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

o Asset-backed securities risk. General downturns in the economy could cause the value of asset-backed securities to fall. In addition, asset-backed securities present certain risks that are not presented by mortgage-backed securities.
Primarily, these securities may provide the fund with a less effective security interest in the related collateral than do mortgage-backed securities.
Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

o Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The fund was managed pursuant to a different investment strategy before October
2010. Therefore, the performance shown below for periods prior to October 2010 is not necessarily indicative of how the fund would have performed pursuant to its current strategy.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q2, 2009: 11.93% Worst Quarter Q3, 2008: -6.15%
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11) Share Class
Average Annual Total Returns Dreyfus Opportunistic Fixed Income Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A returns before taxes		(4.38%)	4.65%	5.31%	Jul 11, 2006
Class A After Taxes on Distributions	Class A returns after taxes on distributions		(5.82%)	2.61%	3.21%	Jul 11, 2006
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares		(2.77%)	2.76%	3.30%	Jul 11, 2006
Class C	Class C returns before taxes		(1.61%)	4.80%	5.39%	Jul 11, 2006
Class I	Class I returns before taxes		0.30%	5.86%	6.45%	Jul 11, 2006
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index reflects no deduction for fees, expenses or taxes	[1]	7.84%	6.50%	6.85%	Jul 11, 2006
[1]	For comparative purposes, the value of the Barclays Capital U.S. Aggregate Index on 6/30/06 is used as the beginning value on 7/11/06.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return through capital appreciation and income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 11 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if
		redeemed within one year.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
		309.54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	309.54%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual
		costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The fund's portfolio managers typically allocate the fund's assets among the following sectors of the fixed-income market: (i) below investment grade (high yield) sector, (ii) the U.S. government, investment grade corporate, mortgage and asset-backed sectors, (iii) the foreign debt securities of developed markets sector, and (iv) the foreign debt securities of emerging markets sector. The fund's portfolio managers normally allocate 0% to 70% of the fund's net assets in each of these four categories of market sectors.

The fund's portfolio managers utilize a blend of quantitative and fundamental analysis to construct what they consider to be a "best ideas" fixed-income portfolio, seeking to capitalize on the perceived inefficiencies across the full spectrum of the global fixed-income market at any given time. Using fundamental analysis, the portfolio managers seek to identify individual securities with high current income, as well as appreciation potential, based on relative value, credit upgrade probability and other metrics. The portfolio managers also conduct extensive research into the credit history and current financial strength of the issuers of these securities.

Although the fund may invest in or have investment exposure to individual bonds of any maturity or duration, and there are no restrictions on the dollar-weighted average maturity of the fund's portfolio, the average effective duration of the fund's portfolio typically will range between zero and seven years.

The fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration
		or interest rate risks, or as part of a hedging strategy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. The instruments in which the fund invests may have ratings that are below investment grade ("high yield" or "junk" bonds). High yield bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general. Failure of an issuer or guarantor of a fixed income security, or the counterparty to a derivatives transaction, to make timely interest or principal payments or otherwise honor its obligations could cause the fund to lose money.

o Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party
(such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

o Asset-backed securities risk. General downturns in the economy could cause the value of asset-backed securities to fall. In addition, asset-backed securities present certain risks that are not presented by mortgage-backed securities.
Primarily, these securities may provide the fund with a less effective security interest in the related collateral than do mortgage-backed securities.
Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

o Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence
		than a diversified fund.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The fund was managed pursuant to a different investment strategy before October
2010. Therefore, the performance shown below for periods prior to October 2010 is not necessarily indicative of how the fund would have performed pursuant to
		its current strategy.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less
		than those shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q2, 2009: 11.93% Worst Quarter Q3, 2008: -6.15%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement
		accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11) Share Class
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Barclays Capital U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index reflects no deduction for fees, expenses or taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2006
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.84%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	557
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	853
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,171
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,069
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	557
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	853
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,171
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,069
Annual Return 2007	rr_AnnualReturn2007	3.79%
Annual Return 2008	rr_AnnualReturn2008	(9.24%)
Annual Return 2009	rr_AnnualReturn2009	25.35%
Annual Return 2010	rr_AnnualReturn2010	11.13%
Annual Return 2011	rr_AnnualReturn2011	0.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.15%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2006
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2006
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.77%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2006
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.87%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	659
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,156
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,526
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	659
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,156
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,526
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2006
Dreyfus Opportunistic Fixed Income Fund (Prospectus Summary) | Dreyfus Opportunistic Fixed Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.63%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	639
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	353
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	639
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2006

[1]	For comparative purposes, the value of the Barclays Capital U.S. Aggregate Index on 6/30/06 is used as the beginning value on 7/11/06.
[2]	The Dreyfus Corporation has contractually agreed, until March 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .85%. On or after March 1, 2013, The Dreyfus Corporation may terminate this expense waiver at any time.